Income Taxes - Schedule of Changes in Valuation Allowance (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Valuation allowance:
Balance at beginning of the year	$ 2,448,966	$ 1,310,463
Additions	382,859	1,157,678
Loss utilized
Exchange difference	5,197	(19,175)
Balance at end of the year	$ 2,837,022	$ 2,448,966